UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21947

                           OLD FIELD MASTER FUND, LLC
               (Exact name of Registrant as specified in charter)
                                    --------


                                733 Third Avenue
                               New York, NY 10017
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-532-3651

                        DATE OF FISCAL YEAR END: MARCH 31

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.

                           OLD FIELD MASTER FUND, LLC
                               SEMI-ANNUAL REPORT
                               SEPTEMBER 30, 2007

                           OLD FIELD MASTER FUND, LLC

                              FINANCIAL STATEMENTS

                         FOR THE SIX-MONTH PERIOD ENDED

                               SEPTEMBER 30, 2007

                                   (UNAUDITED)

OLD FIELD MASTER FUND, LLC


CONTENTS


                                                                                             PAGE
                                                                                             ----
FINANCIAL STATEMENTS (UNAUDITED)

   Statement of assets, liabilities and members' equity as of September 30, 2007               1

   Schedule of investments in investment funds as of September 30, 2007                        2

   Statement of operations for the six-month period ended September 30, 2007                   4

   Statement of changes in net assets for the six-month period ended September 30, 2007        5

   Statement of cash flows for the six-month period ended September 30, 2007                   6

   Notes to financial statements                                                               7

OLD FIELD MASTER FUND, LLC

STATEMENT OF ASSETS, LIABILITIES, AND MEMBERS' EQUITY
SEPTEMBER 30, 2007 (UNAUDITED)
(expressed in U.S. dollars)


ASSETS

Investments in investment funds, at fair value (cost $39,300,000)    $ 39,810,557
Investments in investment funds made in advance                         2,000,000
Cash and cash equivalents                                                 409,136
Receivable from fund investments                                          112,271
Due from Investment Adviser                                                40,258
Prepaid expenses                                                            5,000
                                                                     ------------

      Total assets                                                   $ 42,377,222
                                                                     ============

LIABILITIES

Management fee payable                                                    151,808
Professional fee payable                                                   67,500
Administration fee payable                                                 24,778
Accrued expenses and other liabilities                                      1,307
                                                                     ------------

      Total liabilities                                                   245,393
                                                                     ------------

MEMBERS' EQUITY                                                      $ 42,131,829
                                                                     ============

Value of members' equity per unit - based on 419,356 units of
   beneficial interest                                               $     100.47
                                                                     ============

ANALYSIS OF MEMBERS' EQUITY
   Capital subscriptions                                             $ 42,020,000
   Undistributed net investment loss                                     (436,594)
   Accumulated net realized gain on investment funds                       37,866
   Net unrealized appreciation on investments in investment funds         510,557
                                                                     ------------
                                                                     $ 42,131,829
                                                                     ============


SEE NOTES TO FINANCIAL STATEMENTS                                              1

OLD FIELD MASTER FUND, LLC

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
(expressed in U.S. dollars)

                                                               FIRST                                   PERCENTAGE
                                                            ACQUISITION                               OF MEMBERS'
                                                                DATE          COST       FAIR VALUE     EQUITY*       LIQUIDITY**
----------------------------------------------------------------------------------------------------------------------------------
CREDIT:
Anchorage Crossover Credit Offshore Fund, Ltd.                2/1/2007    $ 1,950,000   $ 1,961,044          4.65%     Quarterly
Arx Global High Yield Securities Overseas Fund, Ltd.          2/1/2007      1,650,000     1,561,679          3.71%   Semi-annually
Latigo Offshore Fund, Ltd.                                    2/1/2007      1,700,000     1,723,059          4.09%     Quarterly
                                                                          ----------------------------------------
   TOTAL CREDIT                                                             5,300,000     5,245,782         12.45%
                                                                          ----------------------------------------

DISTRESSED:
GK Debt Opportunity International, Ltd.                       2/1/2007      1,262,500     1,266,010          3.00%     Quarterly
                                                                          ----------------------------------------

EVENT DRIVEN:
CSO Ltd.                                                      2/1/2007      1,400,000     1,329,374          3.16%     Quarterly
Montrica Global Opportunities Fund                            2/1/2007      1,100,000     1,166,325          2.77%     Quarterly
Perry Partners International, Inc.                            5/1/2007      2,000,000     2,115,162          5.02%     Annually
Wexford Offshore Credit Opportunities Fund, Ltd.              2/1/2007        787,500       810,596          1.92%     Quarterly
                                                                          ----------------------------------------
   TOTAL EVENT DRIVEN                                                       5,287,500     5,421,457         12.87%
                                                                          ----------------------------------------

FIXED INCOME RELATIVE VALUE:
Cura Fixed Income Arbitrage Fund, Ltd.                        2/1/2007      1,400,000     1,502,910          3.57%     Quarterly
The Drake Absolute Return Fund, Ltd.                          2/1/2007        975,000     1,015,240          2.41%     Quarterly
                                                                          ----------------------------------------
   TOTAL FIXED INCOME RELATIVE VALUE                                        2,375,000     2,518,150          5.98%
                                                                          ----------------------------------------

FUNDAMENTAL MARKET NEUTRAL:
O'Connor Global Fundamental Long / Short Limited              4/1/2007      1,900,000     2,070,585          4.91%      Monthly
                                                                          ----------------------------------------

LONG/SHORT EQUITY:
Alson Signature Fund Offshore, Ltd.                           2/1/2007        650,000       699,958          1.66%     Quarterly
Criterion Capital Partners, Ltd.                              2/1/2007        650,000       744,656          1.77%      Monthly
Dirigo, Ltd.                                                  2/1/2007        700,000       724,152          1.72%     Quarterly
Elm Ridge Value Partners Offshore Fund, Inc.                  5/1/2007        700,000       724,947          1.72%     Quarterly
Ivory Offshore Flagship Fund, Ltd.                            2/1/2007        700,000       734,141          1.75%     Quarterly
Savannah-Baltimore Offshore, Ltd.                             2/1/2007        850,000       834,559          1.97%     Quarterly
                                                                          ----------------------------------------
   TOTAL LONG/SHORT EQUITY                                                  4,250,000     4,462,413         10.59%
                                                                          ----------------------------------------

MACRO:
AQR Absolute Return Offshore Fund, Ltd.                       2/1/2007      1,050,000       994,205          2.35%     Quarterly
Goldman Sachs Global Alpha Lower Volatility Fund, PLC         2/1/2007      1,000,000       808,312          1.93%     Quarterly
                                                                          ----------------------------------------
   TOTAL MACRO                                                              2,050,000     1,802,517          4.28%
                                                                          ----------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS.                                             2

OLD FIELD MASTER FUND, LLC

SCHEDULE OF INVESTMENTS (CONCLUDED)
SEPTEMBER 30, 2007 (UNAUDITED)
(expressed in U.S. dollars)

                                                               FIRST                                   PERCENTAGE
                                                            ACQUISITION                               OF MEMBERS'
                                                                DATE          COST       FAIR VALUE     EQUITY*       LIQUIDITY**
----------------------------------------------------------------------------------------------------------------------------------
MULTI-STRATEGY RELATIVE VALUE:
Citadel Kensington Global Strategies Fund, Ltd.               2/1/2007    $ 1,750,000   $ 2,134,703          5.08%     Quarterly
Linden International, Ltd.                                    2/1/2007      1,400,000     1,428,105          3.39%     Quarterly
Redbrick Capital Offshore Fund, Ltd.                          2/1/2007      1,225,000     1,283,537          3.04%     Quarterly
Sandelman Partners Multi-Strategy Fund, Ltd.                  2/1/2007      1,950,000     1,911,330          4.53%     Quarterly
Tempo Fund, Ltd.                                              2/1/2007      1,750,000     1,811,465          4.30%     Quarterly
                                                                          ----------------------------------------
   TOTAL MULTI-STRATEGY RELATIVE VALUE                                      8,075,000     8,569,140         20.34%
                                                                          ----------------------------------------

STRUCTURED CREDIT:
Cerberus International, Ltd.                                  9/1/2007      2,000,000     2,011,337          4.77%     Quarterly
CPIM Structured Credit Fund 1000 Inc.                         2/1/2007      1,400,000     1,102,583          2.62%     Quarterly
Dune Capital International, Ltd.                              2/1/2007      2,000,000     1,882,866          4.47%     Annually
GoldenTree Capital Solutions Offshore Fund                    4/1/2007      2,000,000     1,946,131          4.62%     Annually
Petra Offshore Fund L.P.                                      2/1/2007      1,400,000     1,511,586          3.59%     Quarterly
                                                                          ----------------------------------------
   TOTAL STRUCTURED CREDIT                                                  8,800,000     8,454,503         20.07%
                                                                          ----------------------------------------
   TOTAL INVESTMENTS IN INVESTMENT FUNDS                                  $39,300,000   $39,810,557         94.49%
                                                                          ========================================

*     Percentages are based on members' equity at end of period of $42,131,829.

**    Available frequency of redemptions after initial lock-up period.

At September 30, 2007, the aggregate cost of investments for tax purposes was $39,300,000. Net unrealized appreciation on investments for tax purposes was $510,557 consisting of $2,385,649 of gross unrealized appreciation and $(1,875,092) of gross unrealized depreciation.


SEE NOTES TO FINANCIAL STATEMENTS.                                             3

OLD FIELD MASTER FUND, LLC

STATEMENT OF OPERATIONS
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007 (UNAUDITED)
(expressed in U.S. dollars)

INVESTMENT INCOME:
   Interest                                                                      $    55,433
                                                                                 -----------

EXPENSES:
   Management fee                                                                    298,438
   Administration fee                                                                 50,123
   Professional fees                                                                  32,500
   Directors fee                                                                       7,500
   Other                                                                              10,391
                                                                                 -----------
      Total expenses                                                                 398,952
      Fund expense reimbursed                                                           (833)
                                                                                 -----------
Net expenses                                                                         398,119
                                                                                 -----------

Net investment loss                                                                 (342,686)
                                                                                 -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS IN INVESTMENT FUNDS
   Net realized gain on investments in investment funds                               37,866
   Net change in unrealized appreciation on investments in investment funds           36,252
                                                                                 -----------
   Net realized and unrealized gains                                                  74,118
                                                                                 -----------
Net decrease in members' equity derived from investment activities               $  (268,568)
                                                                                 ===========


SEE NOTES TO FINANCIAL STATEMENTS.                                             4

OLD FIELD MASTER FUND, LLC

STATEMENT OF CHANGES IN NET ASSETS
(expressed in U.S. dollars)

                                                                For the six-month         For the period from
                                                                  period ended             February 1, 2007
                                                               September 30, 2007    (commencement of operations)
                                                                   (Unaudited)          through March 31, 2007
                                                               ------------------    ----------------------------
FROM OPERATIONS:
   Net unrealized appreciation on investments
     in investment funds                                       $           36,252    $                    474,305
   Net realized gain on investment funds                                   37,866                              --
   Net investment loss                                                   (342,686)                        (93,908)
                                                               ------------------    ----------------------------

Net increase/(decrease) in members' equity from operations               (268,568)                        380,397

MEMBERS' EQUITY TRANSACTIONS
   Proceeds from sales of units                                         7,000,000                      35,020,000
                                                                ------------------    ----------------------------

Net increase in members' equity                                          6,731,432                      35,400,397
Members' equity at beginning of period                                  35,400,397                              --
                                                                ------------------    ----------------------------

Members' equity at end of period                                $       42,131,829    $                 35,400,397
                                                                ==================    ============================


SEE NOTES TO FINANCIAL STATEMENTS                                              5

OLD FIELD MASTER FUND, LLC

STATEMENT OF CASH FLOWS
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007 (UNAUDITED)
(expressed in U.S. dollars)

CASH FLOWS FROM OPERATING AND INVESTING ACTIVITIES:
Net loss                                                                                    $     (268,568)
Adjustments to reconcile net loss to net cash used in operating and investing activities:
      Changes in:
         Purchase of investment funds                                                          (10,200,000)
         Sales of investment funds                                                               1,087,866
         Net change in unrealized appreciation on investment in investment funds                   (36,252)
         Net realized gain on investments in investments funds                                     (37,866)
         Investments made in advance to investment funds                                         1,450,000
         Receivable from fund investments                                                         (112,271)
         Due from Investment Adviser                                                                  (833)
         Prepaid expenses                                                                           (5,000)
         Management fee payable                                                                     63,586
         Professional fees payable                                                                  18,471
         Administration fee payable                                                                  7,948
         Accrued expenses and other liabilities                                                     (1,781)
                                                                                            --------------

            Net cash used in operating activities                                               (8,034,700)

CASH FLOWS FROM FINANCING ACTIVITIES:
   Proceeds from sales of units                                                                  7,000,000
                                                                                            --------------

Net decrease in cash and cash equivalents                                                       (1,034,700)
Cash and cash equivalents at beginning of period                                                 1,443,836
                                                                                            --------------
NET CHANGE AND BALANCE IN CASH AND CASH EQUIVALENTS AT END OF PERIOD                        $      409,136
                                                                                            ==============


SEE NOTES TO FINANCIAL STATEMENTS                                              6

OLD FIELD MASTER FUND, LLC


NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2007 (UNAUDITED)


NOTE A - ORGANIZATION

Old Field Master Fund, LLC (the "Fund") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The Fund was incorporated on August 8, 2006 and commenced operations on February 1, 2007. The Fund was formed for the purpose of investing in private investment funds to achieve capital appreciation. Marwood Alternative Asset Management, LLC (the "Investment Adviser"), a Delaware limited liability company, is a broker-dealer and an investment advisor registered with the Securities and Exchange Commission and is responsible for the investment decisions of the Fund. The Fund is a master fund in a master-feeder structure.

NOTE B - SIGNIFICANT ACCOUNTING POLICIES

[1]   BASIS OF ACCOUNTING:

      The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.

[2]   USE OF ESTIMATES:

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

[3]   INVESTMENTS AND REVENUE RECOGNITION:

      Investments in private investment funds are valued by the Investment Adviser at fair value, which is generally based upon the underlying funds' net assets. Such investment funds invest in a variety of securities and financial instruments, some of which do not have readily available marketable prices. In the absence of readily available market prices, the fair values are estimated by the investment managers of those investment funds. Realized and unrealized gains and losses resulting from changes in such valuation are reflected in the statement of operations. The management agreements of the investee funds provide for compensation to the managers in the form of management fees typically ranging from 0.5% to 2.0% annually of net assets and performance fees ranging from 15% to 25% of net profits earned.

      Interest income is recorded on an accrual basis.

[4]   CASH AND CASH EQUIVALENTS:

      For purposes of the statement of cash flows, the Fund considers all highly liquid investment instruments purchased with a maturity of three months or less to be cash equivalents.

[5]   INCOME TAXES:

      No provision of federal, state or local income taxes has been made since these taxes are the responsibility of the individual members.

[6]   ADMINISTRATION AGREEMENT:

      The Fund entered into an administration agreement dated August 24, 2006 with SEI Investments Global Fund Services that provides for fees in accordance with the terms of the administration agreement.

OLD FIELD MASTER FUND, LLC


NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2007 (UNAUDITED)


NOTE B - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

[7]   FAIR VALUE OF FINANCIAL INSTRUMENTS:

      The fair value of the Fund's assets and liabilities, which qualify as financial instruments under the Statement of Financial Accounting
      Standards no. 107, "Disclosures About Fair Value of Financial Instruments," approximates the carrying amounts presented in the accompanying statement of assets, liabilities and members' equity.

[8]   NEW ACCOUNTING PROUNCEMENTS:

      In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 was required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption.

      In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" ("SFAS 157"). SFAS 157 defines fair value and establishes a framework for measuring fair value. It also expands the disclosures about the use of fair value to measure assets and liabilities. SFAS 157 is effective the first fiscal year beginning after November 15, 2007. At this time, management is evaluating the impact, if any, of the adoption of SFAS 157 on the Fund's financial statements.

      In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities - including an amendment of FASB Statement No. 115" ("SFAS 159"). SFAS 159 permits an entity to elect fair value as the initial and subsequent measurement attribute for many financial assets and liabilities. Entities electing the fair value option would be required to recognize changes in fair value in earnings. Entities electing the fair value option are required to distinguish, on the face of the statement of assets, liabilities and members' equity, the fair value of assets and liabilities for which the fair value option has been elected and similar assets and liabilities measured using another measurement attribute. SFAS 159 is effective for the Fund's fiscal year 2008. The adjustment to reflect the difference between the fair value and the carrying amount would be accounted for as a cumulative-effect adjustment to members' equity as of the date of initial adoption. The Fund is currently evaluating the impact, if any, of SFAS 159 on the Fund's financial statements.

NOTE C - RELATED PARTY TRANSACTIONS

[1]   MANAGEMENT FEES:

      Under the investment management agreement between the Fund and the Investment Adviser, the Fund pays the Investment Adviser a fixed monthly management fee, payable quarterly equal to .125% (1.5% per annum) of the aggregate net asset value of the outstanding units of the Fund as of the last day of each month.

OLD FIELD MASTER FUND, LLC


NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2007 (UNAUDITED)


NOTE D - FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the investment funds in which the Fund invests, trade various financial instruments and enter into various investments activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, and equity swaps. The Fund's risk of loss in these investment funds is limited to the value of these investments reported by the Fund. The investment funds provide for periodic redemptions ranging from monthly to annually.

NOTE E - EXPENSE LIMITATION AND REIMBURSEMENT

The Investment Adviser, the Fund and Old Field Fund, LLC (the "Domestic Feeder") have entered into an expense limitation and reimbursement agreement (the "Expense Limitation Agreement") under which the Investment Adviser or an affiliate of the Investment Adviser has agreed to waive its fees, or to pay, or absorb the ordinary operating expenses of the Fund and Domestic Feeder to the extent necessary to limit the ordinary operating expenses of the Fund and Domestic Feeder in the aggregate, to 2.00% per annum of the Fund's and the Domestic Feeder's average monthly net assets (the "Expense Limitations"). In consideration of the Investment Adviser's agreement to limit the Fund's and the Domestic Feeder's expenses, the Fund and the Domestic Feeder will carry forward the amount of expenses waived, paid or absorbed by the Investment Adviser or its affiliate in excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred and will reimburse the Investment Adviser or its affiliate such amounts. Reimbursement will be made as promptly as possible, but only to the extent it does not cause the Fund's or the Domestic Feeder's ordinary operating expenses to exceed the Expense Limitation. The Expense Limitation Agreement will remain in effect until terminated by the Investment Adviser, the Fund or the Domestic Feeder.

NOTE F - ALLOCATION OF INCOME AND LOSSES AND CAPITAL TRANSACTIONS

Units in the Fund will be offered and may be purchased on a monthly basis or at such other times as may be determined by the board of managers of the Fund (the "Board"). The Board of the Fund may discontinue accepting subscriptions at any time. Units will be sold at the net asset value per unit as of the date on which the subscription is accepted. At the inception of the Fund, the units were sold at $100 per unit.

Members do not have the right to require the Fund to redeem any or all of its units since it is a closed-end fund. The Fund may offer to repurchase units at such times, amounts and terms as may be determined by the Board of the Fund, in its sole discretion.

Net income or losses are allocated to all members in proportion to their respective units.

OLD FIELD MASTER FUND, LLC

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2007 (UNAUDITED)

NOTE G - FINANCIAL HIGHLIGHTS

The following table summarizes per unit data for the members and the Fund's ratios of net investment loss and expenses to average net assets and total return:

                                                                 For the six-month         For the period from
                                                                   period ended             February 1, 2007
                                                                September 30, 2007    (commencement of operations)
                                                                    (Unaudited)          through March 31, 2007
                                                                ------------------    ----------------------------
PER UNIT OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD                            $           101.09    $                     100.00

Income from investment operations:
   Net investment loss                                                       (0.89)                          (0.27)
   Net realized gain on investments
      in investment funds                                                     0.27                            1.36
                                                                ------------------    ----------------------------

   Total from investment income                                              (0.62)                           1.09
                                                                ------------------    ----------------------------

NET ASSET VALUE, END OF PERIOD                                  $           100.47    $                     101.09
                                                                ==================    ============================

MEMBERS' EQUITY, END OF PERIOD (000'S)                          $           42,132    $                     35,400
                                                                ==================    ============================

TOTAL RETURN                                                                 (0.61)%                          1.09%

PORTFOLIO TURNOVER                                                            2.93%                              0%

Ratio to average net assets:*
   Expenses, before reimbursement                                             2.00%                           0.45%
   Reimbursement                                                             (0.00)%                         (0.11)%
                                                                ------------------    ----------------------------

   Expenses, after reimbursement                                              2.00%                           0.34%
                                                                ==================    ============================

   Net investment loss, before reimbursement                                 (1.73)%                         (0.38)%
   Reimbursement                                                              0.00%                           0.11%
                                                                ------------------    ----------------------------

   Net investment loss, after reimbursement                                  (1.73)%                         (0.27)%
                                                                ==================    ============================

* Not annualized.

The net investment loss and expense ratios are calculated for all members taken as a whole. The computation of such ratios based on the amount of expenses and net investment loss assessed to an individual investor's share may vary based on the timing of capital transactions. Total return is calculated on a monthly compounded basis.

SEMI-ANNUAL REPORT (ADDITIONAL INFORMATION)

Old Field Master Fund, LLC (the "Fund") files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling the Fund at (212) 532-3651; and (ii) on the Commission's website at http://www.sec.gov.

A chart detailing the Board of Managers and the Officers of the Fund and Old Field Fund, LLC is included on the final page of this report.

OLD FIELD FUND, LLC AND OLD FIELD MASTER FUND, LLC

MANAGERS

--------------------------------------------------------------------------------------------------------------------------------
                                                                                 Number of
                             Positions(s)                      Principal       Portfolios in                      Total Annual
                            Held with the  Term of Office    Occupation(s)     Fund Complex        Other          Compensation
    Name, Age and           Fund and the   and Length of   During the Past      Overseen by    Directorships     from the Fund
       Address              Master Fund     Time Served        5 Years            Manager     Held by Manager   and Fund Complex
--------------------------------------------------------------------------------------------------------------------------------
Lisa Z. Davis (49)          Manager        Indefinite      Certified Public          2        None                  $9,000
31 Merit Lane                              term (since     Accountant
Jericho, NY 11753                          August 23,      Director Tax
                                           2006)           Audits, The
                                                           Interpublic Group
                                                           of Companies, Inc.
--------------------------------------------------------------------------------------------------------------------------------
Brian J. Yudewitz (40)      Manager        Indefinite      Attorney                  2        None                  $6,000
43 Kristin Lane                            term (since
Hauppauge, NY 11788                        August 23,
                                           2006)
--------------------------------------------------------------------------------------------------------------------------------
John T. Moore (41)          Manager,       Indefinite      Principal,                2        Director, Saint           $0
733 Third Avenue            President      term (since     Chairman and CEO                   Vincents Medical
11th Floor                                 August 23,      Marwood Group &                    Center Director,
New York, NY 10017                         2006)           Co. USA LLC                        Metropolitan
                                                           Chairman, Marwood                  Foundation Board
                                                           Group & Co.                        of Visitors,
                                                                                              University of
                                                                                              North Carolina
                                                                                              at Chapel Hill
                                                                                              Chairman of
                                                                                              Advisory Board,
                                                                                              UNC Department
                                                                                              of Communication
                                                                                              Studies
--------------------------------------------------------------------------------------------------------------------------------

PRINCIPAL OFFICERS WHO ARE NOT MANAGERS

-----------------------------------------------------------------------------
                             Positions(s)                      Principal
                            Held with the                    Occupation(s)
      Name, Age and         Fund and the   Length of Time  During the Past
         Address             Master Fund       Served           5 Years
-----------------------------------------------------------------------------
Thomas J. Modzelewski (31)  Treasurer,     Since August    Principal,
733 Third Avenue            Chief          23, 2006        Director of
11th Floor                  Compliance                     Operations
New York, NY 10017          Officer                        Chief Compliance
                                                           Officer, Marwood
                                                           Group & Co.
-----------------------------------------------------------------------------
Michael R. Wasserman (39)   Secretary      Since August    Attorney
733 Third Avenue                           23, 2006
11th Floor
New York, NY 10017
-----------------------------------------------------------------------------

ITEM 2.    CODE OF ETHICS.

Not applicable.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) Portfolio Managers
The day-to-day management of the Registrant's portfolio is the responsibility of Paul S. Platkin, the Chief Investment Officer of the Robeco-Sage division of the Robeco Investment Management, and Michael Murphy, the Director of Research of the Robeco-Sage division of the Robeco Investment Management. Investment decisions for the Registrant are made with the oversight of the investment adviser's Investment Committee, comprised of Michael Abbott, Mr. Platkin, Mr. Murphy and Mr. Sloat.

Michael Abbott, Chief Executive Officer and Managing Director of the Robeco-Sage division of the Robeco Investment Management. Mr. Abbott spent six years with Goldman Sachs in various leadership roles for the Goldman Sachs' convertibles and structured products groups before leaving in 2002 to found Elysium Capital Group, a macro discretionary hedge fund specializing in foreign exchange. His experience also includes positions with O'Connor Partners and Swiss Bank Corporation where he had leadership roles in developing business in equity and equity-linked capital markets, and syndicate and corporate derivatives. A native of London, Mr. Abbott holds a Bachelor of Laws from Kings College London University, and spent the early part of his career as a member of the London Metropolitan Police force.

Mr. Abbott is a member of the Investment Committee, which is responsible for choosing investment managers based on overall portfolio fit.

Paul S. Platkin, CFA, Chief Investment Officer and Managing Director of the Robeco-Sage division of the Robeco Investment Management. Mr. Platkin joined Robeco-Sage Capital Management, L.L.C. in 2003 as its Chief Investment Officer after spending 9 years at General Motors Corporation, most recently as General Director of the Absolute Return Strategies Unit of GM Asset Management. Prior to that, he was a Director and Portfolio Manager at GM Asset Management. Additional affiliations include three years as an investment banking associate at EFC Group and three years as a staff consultant at Arthur Andersen & Co. Mr. Platkin holds a BSBA from Georgetown University and an MBA in Finance/International Business from Columbia University.

Mr. Platkin is a member of the Investment Committee. Mr. Platkin also oversees the on-site due diligence, monitoring of investment managers and portfolio construction.

Michael Murphy, CFA, Director of Research and Managing Director of the Robeco-Sage division of the Robeco Investment Management. Mr. Murphy joined Robeco-Sage Capital Management, L.L.C. in 2004 and is responsible for managing the Robeco-Sage division's investment research process. Prior to joining Robeco-Sage Capital Management, L.L.C., he was Head of Asset Management and Research at Norfolk Markets, LLC, a boutique investment firm, for two years, and prior to that spent two years as a Senior Alternative Investment Analyst at HSBC in New York. Mr. Murphy began his investment career with Lehman Brothers Inc. working with offshore mutual funds and developing the firm's first fund of funds products. He received a B.S. in Business Administration magna cum laude from Northeastern University. He is a member of the New York Society of Securities Analysts and the CFA Institute.

Mr. Murphy is a member of the Investment Committee. Mr. Murphy acts as a senior analyst and has responsibilities for on-site due diligence, monitoring of investment managers and portfolio construction.

Glenn E. Sloat, Director of Operational Due Diligence and Vice President of the Robeco-Sage division of the Investment Manager, joined Robeco-Sage Capital Management, L.L.C. in 2006 as the firm's dedicated operational due diligence analyst. Prior to joining Robeco-Sage, Mr. Sloat was a Vice President with JPMorgan Chase Bank where he was a client relationship manager specializing in business development and integration for complex institutional clients. He began his investment career in 1989 as an Assistant Financial Consultant with Merrill Lynch Inc. After one year, he moved to Bankers Trust Company where he became an Assistant Vice President in the firm's Global Institutional Services Group, specializing in systems analysis and business process re-engineering. Mr. Sloat also worked at Arthur Andersen as a Senior Consultant in their Banking and Capital Markets consulting practice, and at BlackRock Financial Management as a Vice President managing custodian bank operations and relationships. Mr. Sloat holds a B.S. in Finance and Marketing from SUNY Albany and an M.B.A. in Finance and Information Technology from New York University's Stern School of Business.

Mr. Sloat is a member of the Investment Committee. He is responsible for operational due diligence on all investment managers.

(a)(2) Other Accounts
(i) The account information below is applicable to each of the above portfolio managers.

(ii)(A) Other registered investment companies managed by the portfolio managers:
3 funds with approximate total assets of $208,996,000.

(ii)(B) Other pooled investment vehicles managed by the portfolio managers: 9 funds with approximate total assets of $1,988,235,000.

(iii) Registered investment companies managed by the portfolio managers with incentive fees: 1 fund with approximate total assets of $54,890,000.

       Pooled investment vehicles with incentive fees managed by the portfolio managers: 4 funds with approximate total assets of $602,976,000.

(iv) Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one investment vehicle. The portfolio managers manage other accounts with investment strategies similar to the Registrant, including other investment companies, pooled investment vehicles and separately managed accounts. Fees earned may vary among these accounts, and the portfolio managers may personally invest in these accounts. These factors could create conflicts of interest because portfolio managers may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Registrant. A conflict may also exist if the portfolio managers identify a limited investment opportunity that may be appropriate for more than one account, but the Registrant is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio managers may execute transactions for another account that may adversely impact the value of securities held by the Registrant. However, the portfolio managers believes that these risks are mitigated by the fact that accounts with like investment strategies managed by the portfolio managers are generally managed in a similar fashion and the investment adviser has a policy that seeks to allocate opportunities on a fair and equitable basis.

As stated above, the portfolio managers also manage other investment vehicles (the "Other Vehicles"). The Other Vehicles may invest in the same private investment funds, joint ventures, investment companies and other similar investment vehicles ("Portfolio Funds") as the Registrant. As a result, the Other Vehicles may compete with the Registrant for appropriate investment opportunities. As a general matter, the portfolio managers will consider participation by the Registrant in all appropriate investment opportunities that are under consideration by the portfolio managers for the Other Vehicles. The portfolio managers will evaluate for the Registrant and the Other Vehicles a variety of factors that may be relevant in determining whether a particular investment opportunity or strategy is appropriate and feasible for the Registrant or the Other Vehicles at a particular time. Because these considerations may differ for the Registrant and the Other Vehicles in the context of any particular investment opportunity and at any particular time, the investment activities and future investment performance of the Registrant and each of the Other Vehicles will differ. The portfolio managers will, however, attempt to allocate these investment opportunities in an equitable manner.

(a)(3) Compensation
Compensation for the portfolio managers is a combination of a fixed salary and a bonus. The bonus paid to a portfolio manager for any year may be tied, in part, to the performance of the Registrant or any other fund managed by the portfolio managers during such year as compared to the performance of the HFR Fund of Funds Composite Index or another index or indices deemed relevant by senior management. The amount of salary and bonus paid to the portfolio managers is based on a variety of factors, including the financial performance of the relevant investment adviser, execution of managerial responsibilities, client interactions and teamwork support. As part of their compensation, the portfolio managers also have 401k plans that enable them to direct a percentage of their pre-tax salary and bonus without any contribution from Robeco Investment Management into a tax-qualified retirement plan and are also eligible to participate in profit-sharing plans with Robeco Investment Management.

(a)(4) Ownership
The following table sets forth the dollar range of units beneficially owned by the portfolio managers as of September 30, 2007.

           PORTFOLIO MANAGER                    DOLLAR RANGE
           -----------------                    ------------
           Michael Abbott                           None
           Paul S. Platkin                          None
           Michael Murphy                           None
           Glenn E. Sloat                           None

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  Old Field Master Fund, LLC


By (Signature and Title)*     /s/ John T. Moore
                              ------------------
                              John T. Moore, President

Date: December 7, 2007





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ John T. Moore
                              -----------------
                              John T. Moore, Principal Executive Officer

Date: December 7, 2007


By (Signature and Title)*     /s/ Thomas J. Modzelewski
                              -------------------------
                              Thomas J. Modzelewski, Principal Financial Officer

Date: December 7, 2007


* Print the name and title of each signing officer under his or her signature.